UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hovde Capital Advisors LLC

Address:   1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number: 028-10714


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Perry
Title:  General Counsel
Phone:  (202) 822-8117

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Perry                  Washington, DC                     11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      117,277
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14870             Eric D. Hovde
----  --------------------  ----------------------------------------------------
2     028-14900             Jason Swanson
----  --------------------  ----------------------------------------------------
3     028-14901             Richard T. Murray III
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AGREE REALTY CORP            COM            008492100     6040   236959 SH       DEFINED    1,2,3    236959      0    0
ASSOCIATED ESTATES REALTY CP COM            045604105     1807   119173 SH       DEFINED    1,2,3    119173      0    0
AFLAC INC                    COM            001055102     1815    37900 SH       DEFINED    1,2,3     37900      0    0
ANWORTH MORTGAGE ASSET CORP  COM            037347101     1111   163412 SH       DEFINED    1,2,3    163412      0    0
BENEFICIAL MUTUAL BANCORP IN COM            08173R104     1451   151746 SH       DEFINED    1,2,3    151746      0    0
BROWN & BROWN INC            COM            115236101     3052   117064 SH       DEFINED    1,2,3    117064      0    0
COMERICA INC                 COM            200340107     6530   210302 SH       DEFINED    1,2,3    210302      0    0
CISCO SYS INC                COM            17275R102     1596    83600 SH       DEFINED    1,2,3     83600      0    0
FIRST CALIFORNIA FINANCIAL G COM NEW        319395109      441    63300 SH       DEFINED    1,2,3     63300      0    0
FIRST POTOMAC RLTY TR        COM            33610F109     3992   309949 SH       DEFINED    1,2,3    309949      0    0
FLAGSTONE REINSURANCE HOLDIN COM            L3466T104      491    57215 SH       DEFINED    1,2,3     57215      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107     8540    49682 SH       DEFINED    1,2,3     49682      0    0
HERITAGE FINL CORP WASH      COM            42722X106      770    51232 SH       DEFINED    1,2,3     51232      0    0
IBERIABANK CORP              COM            450828108     2065    45077 SH       DEFINED    1,2,3     45077      0    0
KEYCORP NEW                  COM            493267108     7008   801801 SH       DEFINED    1,2,3    801801      0    0
MFA FINANCIAL INC            COM            55272X102      412    48418 SH       DEFINED    1,2,3     48418      0    0
M/I HOMES INC                COM            55305B101      783    40502 SH       DEFINED    1,2,3     40502      0    0
NVR INC                      COM            62944T105     4549     5387 SH       DEFINED    1,2,3      5387      0    0
NATIONAL WESTN LIFE INS CO   CL A           638522102      907     6330 SH       DEFINED    1,2,3      6330      0    0
ORIENTAL FINL GROUP INC      COM            68618W100      690    65550 SH       DEFINED    1,2,3     65550      0    0
OLD REP INTL CORP            COM            680223104     1766   189930 SH       DEFINED    1,2,3    189930      0    0
OCEAN SHORE HLDG CO NEW      COM            67501R103     1169    86961 SH       DEFINED    1,2,3     86961      0    0
EPLUS INC                    COM            294268107    35881   914872 SH       DEFINED    1,2,3    914872      0    0
PNC FINL SVCS GROUP INC      COM            693475105     5907    93619 SH       DEFINED    1,2,3     93619      0    0
SLM CORP                     COM            78442P106     1993   126770 SH       DEFINED    1,2,3    126770      0    0
SOUTHERN NATL BANCORP OF VA  COM            843395104      713    89119 SH       DEFINED    1,2,3     89119      0    0
SUNTRUST BKS INC             COM            867914103     4527   160152 SH       DEFINED    1,2,3    160152      0    0
TOLL BROTHERS INC            COM            889478103     4877   146779 SH       DEFINED    1,2,3    146779      0    0
UNUM GROUP                   COM            91529Y106     2306   120000 SH       DEFINED    1,2,3    120000      0    0
XL GROUP PLC                 SHS            G98290102     4088   170100 SH       DEFINED    1,2,3    170100      0    0
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